Financial instruments (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)
Other Commitments [Line Items]
Cash, cash equivalents, and short-term investments	$ 60,905
Accounts payable	93,245				$ 57,454
Impact on net loss from a 50 basis point change in interest rates	$ 67
Debentures
Other Commitments [Line Items]
Interest rate (percent)	9.00%			9.00%
Subordinated debenture notes
Other Commitments [Line Items]
Long-term debt, fair value	$ 38,848			CAD 52,159,000
Accounts receivable | Customer receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	91.00%	91.00%	85.00%
Accounts receivable | Government grants receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	9.00%	9.00%	15.00%
Minimum
Other Commitments [Line Items]
A/R period	30 days	30 days
Maximum
Other Commitments [Line Items]
A/R period	90 days	90 days
Royalty payments
Other Commitments [Line Items]
Payments for Royalties | CAD			CAD 12,991,000
Accounts payable	$ 2,577				$ 2,387
Royalty payments | Minimum
Other Commitments [Line Items]
Annual royalty obligation, greater than	$ 1,005			CAD 1,350,000
Annual royalty obligation, as a percent of annual revenue	0.33%	0.33%
Annual royalty obligation, revenue threshold	$ 10,055	CAD 13,500,000
Royalty payments | Maximum
Other Commitments [Line Items]
Annual royalty obligation, revenue threshold | CAD		CAD 28,200,000
Total royalty payments	$ 21,003